UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  DECEMBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2006

                            New York Bond Fund



 [LOGO OF USAA]
    USAA(R)

                                  USAA NEW YORK
                                    BOND Fund

                                       [GRAPHIC OF USAA NEW YORK BOND FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    DECEMBER 31, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NEW YORK BOND FUND
DECEMBER 31, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Bishop Henry B. Hucles Nursing Home, Inc.

             (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., CIFG Assurance, N.A., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             COP      Certificate of Participation
             ETM      Escrowed to final maturity
             GO       General Obligation
             IDA      Industrial Development Authority/Agency
             MFH      Multifamily Housing
             MTA      Metropolitan Transportation Authority
             PRE      Prerefunded to a date prior to maturity
             RB       Revenue Bond

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                           COUPON            FINAL        MARKET
   AMOUNT      SECURITY                                                               RATE         MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (98.3%)

               NEW YORK (98.3%)
  $ 1,000      Albany IDA Civic Facility RB, Series 2002A                             6.00%       7/01/2019      $  1,076
    1,000      Albany Parking Auth. RB, Series 2001A                                  5.63        7/15/2020         1,066
    1,500      Buffalo Municipal Water Finance Auth. RB, Series 1998A (INS)(PRE)      5.00        7/01/2028         1,547
      750      Cattaraugus County IDA Civic Facility RB, Series 2006A                 5.10        5/01/2031           778
      980      Clarence IDA Civic Facility RB (Bristol Village Project)               6.00        1/20/2044         1,092
               Dormitory Auth. RB,
    2,000         Montefiore Medical Center (INS)                                     5.00        2/01/2028         2,114
    2,000         Mortgage Hospital Kaleida Health (INS)                              4.70        2/15/2035         2,030
    1,000         Mortgage Hospital Special Surgery (INS)                             4.50        8/15/2025         1,013
    2,000         Series 1998G (Northern General Hospital) (ETM)                      5.30        2/15/2019         2,210
    2,200         Series 1999 (Court Facilities) (PRE)                                6.00        5/15/2039         2,386
       95         Series 1999 (Long Island Univ.) (INS)(PRE)                          5.13        9/01/2023           101
    1,655         Series 1999 (Long Island Univ.) (INS)                               5.13        9/01/2023         1,729
    3,000         Series 1999 (Pratt Institute) (INS)                                 6.00        7/01/2020         3,202
    1,000         Series 1999 (SUNY) (INS)(PRE)                                       5.75        5/15/2024         1,077
    2,500         Series 1999A (Catholic Health Services) (INS)                       5.50        7/01/2024         2,632
      365         Series 1999A (Upstate Community Colleges) (PRE)                     5.00        7/01/2019           381
      635         Series 1999A (Upstate Community Colleges)                           5.00        7/01/2019           655
    1,750         Series 1999B (Univ. of Rochester) (PRE)                             5.63        7/01/2024         1,853
    1,000         Series 2000A (Columbia Univ.)                                       5.00        7/01/2025         1,056
    4,065         Series 2000A (Univ. of Rochester), 6.05%, 7/01/2010 (INS)(PRE)      6.05(a)     7/01/2023         3,607
      400         Series 2001 (Augustana Lutheran Home) (INS)                         5.40        2/01/2031           427
    1,000         Series 2001 (D'Youville College) (INS)                              5.25        7/01/2020         1,065
      500         Series 2001A (Winthrop Univ. Hospital) (INS)                        5.00        7/01/2021           526
    1,250         Series 2002 (Joachim & Ann Residence) (LOC - Allied
                    Irish Banks plc)                                                  5.25        7/01/2027         1,309
    1,000         Series 2003 (Lutheran Medical Center) (INS)                         5.00        8/01/2031         1,055
    1,000         Series 2004A-1 (Albany Medical Center Hospital) (INS)               5.00        8/15/2025         1,058
    1,140         Series 2005 (INS)                                                   5.00        7/01/2021         1,213
    3,000         Series 2005 (St. Luke's-Roosevelt Hospital Center) (INS)            4.80        8/15/2025         3,103
    3,500         Series 2005A (INS)                                                  5.00        7/01/2025         3,710
    2,000         Series 2005E (Mental Health Services)                               5.00        2/15/2030         2,107
    1,500         Series 2006 (NBGA)                                                  5.00        7/01/2024         1,595
    3,000         Series 2006-1 (Memorial Sloan-Kettering Cancer Center)              5.00        7/01/2035         3,188
    2,000         Series 2006A (NYU Hospitals Center)                                 5.00        7/01/2026         2,054
    1,090      Dutchess County IDA Civic Facility RB, Series 2000                     5.75        8/01/2030         1,166
               Environmental Facilities Corp. RB,
       65         Series 1990B                                                        7.50        3/15/2011            65
    2,000         Series 2001C                                                        5.00        6/15/2023         2,098
    1,000         Series 2004E                                                        5.00        6/15/2025         1,062
    1,655         Series 2005A                                                        4.75       11/15/2027         1,718
    1,000         Series 2006B                                                        4.50        6/15/2036         1,001
               Erie County GO,
    1,000         Series 2000C (INS)(PRE)                                             5.50        7/01/2029         1,071
      600         Series 2001A (INS)                                                  4.88       10/01/2018           625
      200      Grand Central District Management Association, Inc. RB, Series 2004    5.00        1/01/2022           210
    2,090      Housing Finance Agency MFH RB, Series 1996A (Housing Project) (INS)    6.13       11/01/2020         2,136
    1,250      Hudson Yards Infrastructure Corp. RB, Series 2007A (INS)               4.50        2/15/2047         1,248
    1,000      Jamestown, Public Improvement GO, Series 2006B (INS)                   4.00       11/15/2019           995
               Long Island Power Auth. RB,
    3,350         Series 1998A (PRE)                                                  5.25       12/01/2026         3,462
      750         Series 2003C (PRE)                                                  5.50        9/01/2021           830
    3,000         Series 2004A (INS)                                                  5.00        9/01/2034         3,163
    1,000         Series 2006C                                                        5.00        9/01/2035         1,059
    3,220      Monroe County IDA RB, Series 1998                                      5.20       12/20/2039         3,358

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                           COUPON             FINAL       MARKET
   AMOUNT      SECURITY                                                               RATE          MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------------
  $ 3,000      MTA RB, Series 2005A (INS)                                             4.75%       11/15/2028     $  3,115
    2,200      MTA State Service Contract RB, Series 2002A (INS)                      5.00         7/01/2025        2,323
               New York City GO,
        5         Series 1997I                                                        6.25         4/15/2017            5
      890         Series 2000A (PRE)                                                  6.00         5/15/2020          965
      110         Series 2000A                                                        6.00         5/15/2020          118
    1,000         Series 2002D                                                        5.25         6/01/2022        1,059
    2,315         Series 2006C                                                        5.00         8/01/2026        2,443
               New York City Health and Hospital Corp. RB,
    1,000         Series 2002A (INS)                                                  5.00         2/15/2021        1,049
    1,000         Series 2003A (INS)                                                  5.25         2/15/2022        1,071
    1,600      New York City Housing Development Corp. RB,
                  Series 2005A (Capital Funding Project) (INS)                        5.00         7/01/2025        1,708
               New York City IDA Civic Facility RB,
    2,420         Series 1997 (YMCA)                                                  5.80         8/01/2016        2,489
    1,000         Series 2001 (Marymont School) (INS)                                 5.13         9/01/2021        1,039
    1,000         Series 2003 (Roundabout Theatre) (INS)                              5.00        10/01/2023        1,030
    1,285         Series 2004A-1 (Special Needs Facilities) (INS)                     5.05         7/01/2024        1,336
    4,000         Series 2005B-2 (Ethical Culture School) (INS)                       4.50         6/01/2035        4,010
    2,000      New York City IDA RB, Liberty IAC/InterActiveCorp                      5.00         9/01/2035        2,078
               New York City Municipal Water Finance Auth. RB,
   17,090         Series 1998D                                                        5.12(b)      6/15/2020        9,936
    1,000         Series 2004C                                                        5.00         6/15/2035        1,050
    2,000         Series 2007AA                                                       4.50         6/15/2037        1,990
    3,650      New York City Transit Auth. MTA COP, Series 2000A (INS)(PRE)           5.88         1/01/2030        3,919
               New York City Transitional Finance Auth. RB,
      800         Fiscal 2000 Series A (PRE)                                          5.75         8/15/2024          852
       70         Fiscal 2001 Series A                                                5.38         2/15/2020           74
    2,500         Fiscal 2004 Series C                                                5.00         2/01/2033        2,632
      130         Fiscal 2005 Series B                                                5.00         5/01/2029          134
       60         Fiscal 2005 Series C (PRE)                                          5.00         5/01/2029           63
      440         Series 1999C (PRE)                                                  5.50         5/01/2025          464
      310         Series 1999C (PRE)                                                  5.00         5/01/2029          323
      555         Series 2005C (PRE)                                                  5.50         5/01/2025          584
               Niagara Falls City School District COP,
    3,300         Series 1998 (PRE)                                                   5.38         6/15/2028        3,418
    1,000         Series 2005 (INS)                                                   5.00         6/15/2028        1,057
               Suffolk County IDA RB,
    2,600         Series 2006 (Jeffersons Ferry Project)                              5.00        11/01/2028        2,664
    1,000         Series 2006A (Dowling College Civic Facility) (INS)                 5.00         6/01/2036        1,037
               Thruway Auth. RB,
      500         Series 2002A (INS)(PRE)                                             5.25         4/01/2016          539
    1,000         Series 2004A (INS)                                                  5.00         3/15/2024        1,063
    2,000      Tobacco Settlement Financing Corp. RB (State Appropriation
                  Enhanced), Series 2003 A-1C                                         5.50         6/01/2019        2,182
      150      Triborough Bridge and Tunnel Auth. RB, Series 2001A                    5.00         1/01/2032          156
    3,450      Ulster County Civic Facility IDA RB,
                  Series 1999 (LOC - Manufacturers & Traders Trust Co.)               5.65        11/15/2024        3,585
      680      Ulster County Resource Recovery Agency RB, Series 2002 (INS)           5.25         3/01/2018          729
    1,000      Upper Mohawk Valley Regional Water Finance Auth. RB,
                  Series 2006A (INS)                                                  4.25         4/01/2036          962
               Urban Development Corp. RB,
    1,300         Series 2000D (INS)(PRE)                                             5.25         1/01/2030        1,380
    1,270         Series 2002A (PRE)                                                  5.38         3/15/2020        1,376
    2,000         Series 2002C-1 (PRE)                                                5.00         3/15/2028        2,150
    1,000      Warren & Washington Counties IDA RB, Series 2003A (INS)                5.00        12/01/2027        1,050
                                                                                                                 --------
               Total Fixed-Rate Instruments (cost: $142,722)                                                      150,489
                                                                                                                 --------

4

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                           COUPON             FINAL       MARKET
   AMOUNT      SECURITY                                                               RATE          MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (0.3%)

               NEW YORK (0.3%)
  $   445      New York City GO, Fiscal 2005 C-3 (INS)(LIQ) (cost: $445)              3.90%       8/15/2029      $    445
                                                                                                                 --------
               TOTAL INVESTMENTS (COST: $143,167)                                                                $150,934
                                                                                                                 ========

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           to Portfolio of INVESTMENTS

USAA NEW YORK BOND FUND
DECEMBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA New York Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of December 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2006, were $7,783,000 and $16,000, respectively, resulting in net unrealized appreciation of $7,767,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $153,125,000 at December 31, 2006, and, in total, may not equal 100%.

6

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           to Portfolio of INVESTMENTS
           (continued)

USAA NEW YORK BOND FUND
DECEMBER 31, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

                TRUSTEES     Christopher W. Claus
                               Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                               Michael F. Reimherr
                                Richard A. Zucker

          ADMINISTRATOR,     USAA Investment Management Company
     INVESTMENT ADVISER,     P.O. Box 659453
            UNDERWRITER,     San Antonio, Texas 78265-9825
        AND DISTRIBUTOR

          TRANSFER AGENT     USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

               CUSTODIAN     State Street Bank and Trust Company
          AND ACCOUNTING     P.O. Box 1713
                        AGENT Boston, Massachusetts 02105

             INDEPENDENT     Ernst & Young LLP
       REGISTERED PUBLIC     100 West Houston St., Suite 1800
         ACCOUNTING FIRM     San Antonio, Texas 78205

               TELEPHONE     Call toll free - Central time
        ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8 a.m. to 5 p.m.

          FOR ADDITIONAL     (800) 531-8181
       INFORMATION ABOUT     For account servicing, exchanges,
            MUTUAL FUNDS     or redemptions (800) 531-8448

         RECORDED MUTUAL     24-hour service (from any phone)
       FUND PRICE QUOTES     (800) 531-8066

       USAA SELF-SERVICE     For account balance, last transaction, fund
        TELEPHONE SYSTEM     prices, or to exchange or redeem fund shares
                             (800) 531-8777

         INTERNET ACCESS     USAA.COM

              [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                  USAA          ----------------------------------
                                  INSURANCE o MEMBER SERVICES

48466-0207                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2006

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/23/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/27/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/26/2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.